Income Taxes - Reconciliation of the Differences (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income (loss) before income tax		¥ (339,571)	$ (53,288)	¥ 508,247	¥ (365,687)
Income tax expense computed at the PRC statutory tax rate of 25%		(84,894)	(13,322)	127,062	(91,423)
Effect of different tax rates in different jurisdictions		(16,764)	(2,631)	(150,466)	(178,059)
Effect of tax holiday and preferential tax rates		44,909	7,047	18,671	84,520
Research and development super-deduction		(12,660)	(1,987)	(46,153)	(105,443)
Non-taxable income	[1]	(25,713)	(4,035)	(44,177)	(15,804)
Non-deductible expenses	[2]	8,614	1,352	21,681	165,580
Effect of change in tax rate		(12,327)	(1,934)		(7,991)
Outside basis difference on investment		63	10	(17,482)	(30,681)
Withholding tax and others		18,524	2,907	97,270	(5,470)
Changes in valuation allowance		93,881	14,732	90,684	192,675
Income tax expenses		¥ 13,633	$ 2,139	¥ 97,090	¥ 7,904

[1]	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
[2]	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.